Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2021
Registrant Name	AltShares Trust
Entity Central Index Key	0001779306
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Sep. 30, 2021
AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus:
Trading Symbol	ARB